PHOENIX INVESTMENT TRUST 97

                       Supplement dated March 17, 2000 to
                       Prospectus dated December 29, 1999

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the funds will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The prospectus is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for calendar year periods) for each of the funds based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information in the current prospectus on page 3 for the Small Cap Value Fund and page 8 for the Value Equity Fund. All other performance information contained in the current prospectus remains unchanged.

------------------------------------------------------------------------- -------------------------- ----------------------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/98)(1)                     ONE YEAR               LIFE OF THE FUND(2)
------------------------------------------------------------------------- -------------------------- ----------------------------
Small Cap Value Fund Class A Shares                                                 -3.32%                     -0.09%
------------------------------------------------------------------------- -------------------------- ----------------------------
Value Equity Fund Class A Shares                                                   10.48%                       9.70%
------------------------------------------------------------------------- -------------------------- ----------------------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the funds' Class A shares.
     (2) Since November 5, 1997 for the Small Cap Value Fund and November 20, 1997 for the Value Equity Fund.

The "Fund Expenses" tables on pages 4 and 9 of the current prospectus are amended to reflect that the maximum sales charge (load) imposed on purchases of Class A Shares, as a percentage of the offering price, is 5.75%.

The first of the Example tables in the current prospectus on page 5 for the Small Cap Value Fund and page 10 for the Value Equity Fund are amended as follows:

---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
                                                                1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
Small Cap Value Fund Class A Shares                          $754              $1,129            $1,528           $2,639
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
Value Equity Fund Class A Shares                             $726              $1,042            $1,381           $2,335
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------

All other information contained in the Example tables remains unchanged.

Under the heading "Sales Charges: Class A Shares" on page 15 of the current prospectus, the first sentence is amended to read: "If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested)." The remainder of that paragraph remains unchanged.

The table under the heading "Sales Charge you may pay to purchase Class A Shares" on page 16 of the current prospectus is replaced in its entirety by the following:

                                                                                   SALES CHARGES AS A PERCENTAGE OF
                                                                                   --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE             NET AMOUNT INVESTED
---------------------------------------                                      --------------             -------------------
Under $50,000                                                                     5.75%                        6.10%
$50,000 but under $100,000                                                        4.75%                        4.99%
$100,000 but under $250,000                                                       3.75%                        3.90%
$250,000 but under $500,000                                                       2.75%                        2.83%
$500,000 but under $1,000,000                                                     2.00%                        2.04%
$1,000,000 or more                                                                None                          None


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE.

PXP 2053/SC (3/00)

                           PHOENIX INVESTMENT TRUST 97

                       Supplement dated March 17, 2000 to
          Statement of Additional Information dated December 29, 1999, as supplemented January 10, 1999

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the funds will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The Statement of Additional Information is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for fiscal year periods) for each of the funds based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information under the heading "Performance Information" on page 10, paragraph 3, of the current Statement of Additional Information. All other performance information contained in the current Statement of Additional Information remains unchanged.

-------------------------------------------------------------------- ------------------- --------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 08/31/99)(1)              1 YEAR              SINCE INCEPTION(2)
-------------------------------------------------------------------- ------------------- --------------------------------
Small Cap Value Fund Class A Shares                                        32.80%                     4.45%
-------------------------------------------------------------------- ------------------- --------------------------------
Value Equity Fund Class A Shares                                           28.08%                     7.92%
-------------------------------------------------------------------- ------------------- --------------------------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the funds' Class A shares.
     (2) Since November 5, 1997 for the Small Cap Value Fund and November 20, 1997 for the Value Equity Fund.

Under the heading "Performance Information" on page 10 of the current Statement of Additional Information, the third sentence in paragraph 4 is amended to read as follows: "Calculation of aggregate total return reflects payment of the Class A Shares' maximum sales charge of 5.75% and assumes reinvestment of all income dividends and capital gain distributions during the period." The remainder of that paragraph remains unchanged.

The table under the heading "Dealer Concessions" on page 19 of the current Statement of Additional Information is replaced in its entirety by the following:

                                                       SALES CHARGES AS A PERCENTAGE OF        DEALER DISCOUNT AS A PERCENTAGE
                                                       --------------------------------        -------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE            OFFERING PRICE     NET AMOUNT INVESTED              OF OFFERING PRICE
---------------------------------------            --------------     -------------------              -----------------
Under $50,000                                           5.75%                  6.10%                         5.25%
$50,000 but under $100,000                              4.75%                  4.99%                         4.25%
$100,000 but under $250,000                             3.75%                  3.90%                         3.25%
$250,000 but under $500,000                             2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                         1.75%
$1,000,000 or more                                      None                   None                          None


    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE.

PXP 2053B/SC (3/00)